Condensed Financial Information of the Company - Condensed Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [Line Items]
Operating expenses	¥ (655,336)	¥ (632,768)	¥ (615,432)
Interest and other income	14,341	15,560	15,885
Other gains	5,602	4,029	2,906
Profit before taxation	142,359	142,133	153,895
Taxation	(34,219)	(35,342)	(35,944)
PROFIT FOR THE YEAR	108,140	106,791	117,951
Other comprehensive income for the year	(1,575)	1,050	2,240
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	106,565	107,841	120,191
Parent [member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Dividend income	61,401	53,475	60,044
Operating expenses	(70)	(70)	(67)
Interest and other income	17	38	41
Other gains	0	77	250
Profit before taxation	61,348	53,520	60,268
Taxation	(4)	(9)
PROFIT FOR THE YEAR	61,344	53,511	60,268
Other comprehensive income for the year	0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 61,344	¥ 53,511	¥ 60,268